Segment reporting - Disclosure of information about geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 95,642	€ 109,163
North America
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	51,633	62,276
France
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	17,120	19,020
Italy
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	7,045	7,696
Germany
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	5,140	5,079
Brazil
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	3,780	3,414
Spain
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,583	1,709
United Kingdom
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,290	1,476
Poland
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,172	1,116
Slovakia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	582	615
Serbia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	286	257
Other countries
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 6,011	€ 6,505